Related undertakings (Tables)	12 Months Ended
Mar. 31, 2025
Related undertakings
Schedule of investment in subsidiaries, associated undertakings and joint arrangements

Company name	% of share class held by Group companies	Share class

Albania

Autostrada Tirane-Durres, Rruga: “Pavaresia”, Nr 61, Kashar, Tirana, Albania

Vodafone Albania Sh.A	100.00	Ordinary shares

Rruga “Ibrahim Rugova”, Sky Tower, Kati I 5, Hyrja , Tiranë 1000, Albania

_VOIS Albania Shpk.	85.71	Ordinary shares

Australia

Mills Oakley, Level 7, 151 Clarence Street, Sydney NSW 2000, Australia

Vodafone Enterprise Australia Pty Limited	100.00	Ordinary shares

Austria

Eversheds Sutherland Rechtsanwälte GmbH, Kärntner Ring 12, 3. Stock, 1010, Wien, Austria

Vodafone Enterprise Austria GmbH	100.00	Quotas shares

Company name	% of share class held by Group companies	Share class

Bahrain

RSM Bahrain, 3 rd floor Falcon Tower, Diplomatic Area, Manama, PO BOX 11816, Bahrain

Vodafone Enterprise Bahrain W.L.L.	100.00	Ordinary shares

Belgium

Malta House, rue Archimède 25, 1000 Bruxelles, Belgium

Vodafone Belgium SA/NV	100.00	Ordinary shares

Brazil

Av. Paulista 37 – 4° andar, Sala 427, Bela Vista, CEP, 01311-902, São Paulo, Brazil

Vodafone Empresa Brasil Telecomunicações Ltda	100.00	Ordinary shares

Rua Boa Vista, No. 254, room 1304 (parte), Centro, São Paulo, 01014907, Brazil

Vodafone Serviços Empresariais Brasil Ltda	100.00	Ordinary shares

Bulgaria

10 Tsar Osvoboditel Blvd., 3 rd Floor, Spredets Region, Sofia, 1000, Bulgaria

Vodafone Enterprise Bulgaria EOOD	100.00	Ordinary shares

Canada

c/o ARC Information Services Inc., 3-84 Castlebury Crescent, Toronto ON M2H 1W8, Canada

Vodafone Canada Inc.	100.00	Common shares

Cayman Islands

One Nexus Way, Camana Bay, Grand Cayman, KY1-9005, Cayman Islands

CGP Investments (Holdings) Limited	100.00	Ordinary shares

China

Level 9, Tower 2, China Central Place, Room 941, No. 79 Jianguo Road, Chaoyang District, Beijing, 100025, China

Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd. Beijing Branch 2	100.00	Branch

Room 1603, 16 th Floor, 1200 Pudong Avenue, Free Trade Zone, Shanghai, China

Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd.	100.00	Ordinary shares

Room 625, Floor 6, Building 1-A, No. 19, Ronghua Middle Road, Beijing Economic and Technological Development Zone, Beijing, China

Vodafone Automotive Technologies (Beijing) Co, Ltd	100.00	Ordinary shares

Congo, The Democratic Republic of the

292 Avenue de La Justice, Commune de la Gombe, Kinshasa, The Democratic Republic of the Congo

Vodacom Congo (RDC) SA 5	33.20	Ordinary shares

540 avenue de la justice, second floor, Gombe, Kinshasa, The Democratic Republic of the Congo

Vodacash S.A 5	33.20	Ordinary shares

Company name	% of share class held by Group companies	Share class

Cyprus

Ali Riza Caddesi No: 33/A Ortaköy, Lefkoşa, Cyprus

Vodafone Evde Operations Ltd	100.00	Ordinary shares

Vodafone Mobile Operations Limited	100.00	Ordinary shares

Czech Republic

Námĕstí Junkových 2, Prague 5, 15500, Czech Republic

Nadace Vodafone Česká Republika	100.00	Trustee

Oskar Mobil s.r.o.	100.00	Ordinary shares

Vodafone Czech Republic A.S.	100.00	Ordinary shares

Vodafone Enterprise Europe (UK) Limited - Czech Branch 2	100.00	Branch

Praha 4, Závišova 502/5, 14000, Nusle, Czech Republic

Závišova Real Estate, s.r.o.	100.00	Ordinary shares

Denmark

c/o Lundgrens Advokatpartnerselskab, Tuborg Boulevard 12, 2900, Hellerup, Denmark

Vodafone Enterprise Denmark A/S	100.00	Ordinary shares

Egypt

37 Kasr El Nil St, 4 th Floor, Cairo, Egypt

Starnet 5	35.81	Ordinary shares

54 El Batal Ahmed Abed El Aziz, Mohandseen, Giza, Egypt

Sarmady Communications 5	35.82	Ordinary shares

Building no. 2109 “VHUB1”, Smart Village, Cairo Alexandria, Egypt

Vodafone International Services LLC 5	85.71	Ordinary shares

Site No 15/3C, Central Axis, 6 th October City, Egypt

Vodafone Egypt Telecommunications S.A.E. 5	35.82	Ordinary shares

Smart Village C3 Vodafone Building, Egypt

Vodafone Data 5	35.81	Ordinary shares

Vodafone Building Zahraa EL Maadi, Building A, Service Area D, Maadi, Cairo, Egypt

Vodafone For Trading 5	35.78	Ordinary shares

Finland

c/o Eversheds Asianajotoimisto Oy, Fabianinkatu 29B, Helsinki, 00100, Finland

Vodafone Enterprise Finland Oy	100.00	Ordinary shares

France

1300 route de Cretes, Le WTC, Bat I1, 06560, Valboone Soph, France

Vodafone Automotive Telematics Development S.A.S	100.00	Ordinary shares

La Défense Cours Valmy , 1-7 Le Belvédère , 92800, Puteaux, France

Vodafone Automotive France S.A.S	100.00	Ordinary shares

Le Belvédère, 1-7 cours Valmy, 92800, Puteaux, France

Company name	% of share class held by Group companies	Share class

Vodafone Enterprise France SAS	100.00	New euro shares

Rue Champollion, 22300, Lannion, France

Apollo Submarine Cable System Ltd - French Branch 2	100.00	Branch

Germany

Altes Forsthaus 2, 67661, Kaiserslautern, Germany

TKS Telepost Kabel-Service Kaiserslautern GmbH 3	100.00	Ordinary shares

BetastraBe 6-8, 85774 Unterföhring, Germany

Vodafone Deutschland GmbH	100.00	Ordinary shares

Buschurweg 4, 76870 Kandel, Germany

Vodafone Automotive Deutschland GmbH	100.00	Ordinary shares

Ferdinand-Braun-Platz 1, 40549, Düsseldorf, Germany

Vodafone Enterprise Germany GmbH	100.00	Ordinary A shares, Ordinary B shares

Vodafone GmbH	100.00	Ordinary A shares, Ordinary B shares

Vodafone Group Services GmbH	85.71	Ordinary shares

Vodafone IoT Germany GmbH	100.00	Ordinary shares

Vodafone Stiftung Deutschland Gemeinnützige GmbH	100.00	Ordinary shares

Vodafone West GmbH	100.00	Ordinary shares

Friedrich-Wilhelm-Strasse 2, 38100, Braunschweig, Germany

KABELCOM Braunschweig Gesellschaft Für Breitbandkabel-Kommunikation Mit Beschränkter Haftung 3	100.00	Ordinary shares

KABELCOM Wolfsburg Gesellschaft für Breitbandkabel-Kommunikation mit beschränkter Haftung 3	100.00	Ordinary shares

Holzmarkt 1, 50676, Köln, North Rhine-Westphalia, Germany

Grandcentrix GmbH	100.00	Ordinary shares

Nobelstrasse 55, 18059, Rostock, Germany

Urbana Teleunion Rostock GmbH & Co. KG 3	70.00	Ordinary shares

Greece

12,5 km National Road Athens-Lamia, Metamorfosi, Athens, 14452, Greece

Vodafone Innovus S.A.	99.87	Ordinary shares

1-3 Tzavella str, 152 31 Halandri, Athens, Greece

Fiber2All S.A.	99.87	Ordinary shares

Fiber2All Holdings S.A.	99.87	Ordinary shares

Vodafone-Panafon Hellenic Telecommunications Company S.A.	99.87	Ordinary shares

Pireos 163 & Ehelidon, Athens, 11854, Greece

360 Connect S.A.	99.87	Ordinary shares

Company name	% of share class held by Group companies	Share class

Guernsey

Plaza House, Third Floor, Elizabeth Avenue, St. Peter Port, GY1 2HU, Guernsey

Silver Stream Investments Limited	100.00	Ordinary shares

Roseneath, The Grange, St. Peter Port, GY1 2QJ, Guernsey

VBA Holdings Limited 5	65.10	Ordinary shares, Non-voting irredeemable non- cumulative preference shares

VBA International Limited 5	65.10	Ordinary shares, Non-voting irredeemable non- cumulative preference shares

Hong Kong

Level 24, Dorset House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong

Vodafone Enterprise Hong Kong Ltd	100.00	Ordinary shares

Hungary

40-44 Hungaria Krt., Budapest, H-1087, Hungary

VSSB Vodafone Szolgáltató Központ Budapest Zártkörűen Működő Részvénytársaság	85.71	Registered ordinary shares

India

10 th Floor, Tower A&B, Global Technology Park, (Maple Tree Building), Marathahalli Outer Ring Road, Devarabeesanahalli Village, Varthur Hobli, Bengaluru, Karnataka, 560103, India

Cable & Wireless Networks India Private Limited	100.00	Equity shares

Cable and Wireless (India) Limited - Branch 2	100.00	Branch

Cable and Wireless Global (India) Private Limited	100.00	Equity shares

201-206, Shiv Smriti Chambers, 49/A, Dr. Annie Besant Road, Mumbai, Maharashtra, Worli, 400018, India

Omega Telecom Holdings Private Limited	100.00	Equity shares

Vodafone India Services Private Limited	100.00	Equity shares

Flat No. 1, 1st Floor, 3A, New Bowbazar Lane, Bowbazar, Kolkata, West Bengal, 700012, India

Usha Martin Telematics Limited	100.00	Equity shares

Table Space, 5th Floor, Tower B, Panchshil Business Park, Viman Nagar, Pune, Maharashtra, 411014, India

Vodafone Global Services Private Limited	100.00	Equity shares

Ireland

3rd Floor, Waterloo Exchange, Waterloo Road, Dublin 4, D04 E5W7, Ireland

Vodafone International Financing Designated Activity Company	100.00	Ordinary shares

38/39 Fitzwilliam Square West, Dublin 2, DO2 NX53, Ireland

Company name	% of share class held by Group companies	Share class

Vodafone Enterprise Global Limited	100.00	Ordinary shares

Vodafone Global Network Limited	100.00	Ordinary shares

Mountainview, Leopardstown, Dublin 18, Ireland

Vodafone Group Services Ireland Limited	85.71	Ordinary shares

Vodafone Ireland Limited	100.00	Ordinary shares

Vodafone Ireland Retail Limited	100.00	Ordinary shares

Italy

Via Astico 41, 21100 Varese, Italy

Vodafone Automotive Electronic Systems S.r.L	100.00	Ordinary shares

Vodafone Automotive S.p.A	100.00	Ordinary shares

Vodafone Automotive Telematics S.r.L	100.00	Ordinary shares

Via Bisceglie 73, 20152, Milan, Italy

Vodafone Enterprise Italy S.r.L	100.00	Euro shares

Vodafone Servizi E Tecnologie S.R.L.	100.00	Equity shares

Via Gabriele D’Annunzio, 4, 21010 Vizzola Ticino, VA, Italy

Vodafone Automotive Italia S.p.A	100.00	Ordinary shares

Via Lorenteggio 240, Milan, Italy

Vodafone IoT Italy, S.R.L.	100.00	Quotas shares

Japan

KAKiYA building, 9F, 2-7-17 Shin-Yokohama, Kohoku-ku, Yokoha-City, Kanagawa, 222-0033, Japan

Vodafone Automotive Japan KK	100.00	Ordinary shares

The Executive Centre, Level 20, Shin Marunouchi Center Building, 1-6-2 Marunouchi, Chiyoda-ku, Tokyo, 100-0005, Japan

Vodafone Enterprise U.K. - Japanese Branch 2	100.00	Branch

Vodafone Global Enterprise (Japan) K.K.	100.00	Ordinary shares

Jersey

44 Esplanade, St Helier, JE4 9WG, Jersey

Vodafone International 2 Limited	100.00	Ordinary shares

Kenya

6th Floor, ABC Towers, ABC Place, Waiyaki Way, Nairobi, 00100, Kenya

Vodafone Kenya Limited 5	69.46	Ordinary voting shares

The Riverfront, 4th floor, Prof. David Wasawo Drive, Off Riverside Drive, Nairobi, Kenya

Vodacom Business (Kenya) Limited 5	52.08	Ordinary shares

Korea, Republic of

ASEM Tower level 37, 517 Yeongdong-daero, Gangnam-gu, Seoul, 135-798, Korea, Republic of

Vodafone Enterprise Korea Limited	100.00	Ordinary shares

Company name	% of share class held by Group companies	Share class

Lesotho

585 Mabile Road, Vodacom Park, Maseru, Lesotho

VCL Financial Services (PTY) Ltd 5	52.08	Ordinary shares

Vodacom Lesotho (Pty) Limited 5	52.08	Ordinary shares

Luxembourg

15 rue Edward Steichen, Luxembourg, 2540, Luxembourg

Tomorrow Street GP S.à r.l.	100.00	Ordinary shares

Vodafone Enterprise Luxembourg S.A.	100.00	Ordinary euro shares

Vodafone Global Connect S.à r.l.	100.00	Ordinary shares

Vodafone International 1 S.à r.l.	100.00	Ordinary shares

Vodafone International M S.à r.l.	100.00	Ordinary shares

Vodafone Investments Luxembourg S.à r.l.	100.00	Ordinary shares

Vodafone Luxembourg S.à r.l.	100.00	Ordinary shares

Vodafone Procurement Company S.à r.l.	100.00	Ordinary shares

Vodafone Roaming Services S.à r.l.	100.00	Ordinary shares

Malaysia

Suite 13.03, 13th Floor, Menara Tan & Tan, 207 Jalan Tun Razak, 50400 Kuala Lumpur, Malaysia

Vodafone Global Enterprise (Malaysia) Sdn Bhd	100.00	Ordinary shares

Malta

Portomaso Business Tower, Level 15B, St Julians, STJ 4011, Malta

Vodafone Holdings Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares

Vodafone Insurance Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares

Mauritius

10th Floor, Standard Chartered Towers, 19 Cybercity, Ebene, Mauritius

Mobile Wallet VM1 5	65.10	Ordinary shares

Mobile Wallet VM2 5	65.10	Ordinary shares

VBA (Mauritius) Limited 5	65.10	Ordinary shares, Redeemable preference shares

Vodacom International Limited 5	65.10	Ordinary shares, Non Cumulative preference shares

Fifth Floor, Ebene Esplanade, 24 Bank Street, Cybercity, Ebene, Mauritius

Al-Amin Investments Limited	100.00	Ordinary shares

Array Holdings Limited	100.00	Ordinary shares

Asian Telecommunication Investments (Mauritius) Limited	100.00	Ordinary shares

CCII (Mauritius), Inc.	100.00	Ordinary shares

CGP India Investments Ltd.	100.00	Ordinary shares

Company name	% of share class held by Group companies	Share class

Euro Pacific Securities Ltd.	100.00	Ordinary shares

Mobilvest	100.00	Ordinary shares

Prime Metals Ltd.	100.00	Ordinary shares

Trans Crystal Ltd.	100.00	Ordinary shares

Vodafone Mauritius Ltd.	100.00	Ordinary shares

Vodafone Telecommunications (India) Limited	100.00	Ordinary shares

Vodafone Tele-Services (India) Holdings Limited	100.00	Ordinary shares

Mexico

Avenida Insurgentes Sur No. 1647, Piso 12, despacho 1202, Colonia San José Insurgentes, Alcaldía Benito Juárez, C.P. 03900, Ciudad de México, Mexico

Vodafone Empresa México S.de R.L. de C.V.	100.00	Corporate certificate series A shares, Corporate certificate series B shares

Mozambique

Rua dos Desportistas, Numero 649, Cidade de Maputo, Mozambique

Vodacom Moçambique, SA 5	55.33	Ordinary shares

Vodacom M-Pesa, SA 5	55.33	Ordinary shares

Netherlands

Rivium Quadrant 173, 15th Floor, 2909 LC, Capelle aan den IJssel, Netherlands

Vodafone Enterprise Netherlands B.V.	100.00	Ordinary shares

Vodafone Europe B.V.	100.00	Ordinary shares

Vodafone International Holdings B.V.	100.00	Ordinary shares

Zuid - hollanden 7, Rode Olifant, Spaces, 2596AL, den Haag, Netherlands

IOT.NXT B.V. 5	42.32	Ordinary shares

IoT.nxt EMENA B.V 5	42.32	Ordinary shares

IoT.nxt Europe BV 5	42.32	Ordinary shares

New Zealand

74 Taharoto Road, Takapuna, Auckland, 0622, New Zealand

Vodafone Enterprise Hong Kong Limited - New Zealand Branch 2	100.00	Branch

Norway

c/o EconPartner AS, Dronning Mauds gate 15, Oslo, 0250, Norway

Vodafone Enterprise Norway AS	100.00	Ordinary shares

Oman

Knowledge Oasis Muscat, Al-seeb, Muscat, Governorate P.O Box 104 135, Oman

Vodafone Services LLC	100.00	Shares

Company name	% of share class held by Group companies	Share class

Poland

ul. Towarowa 28, 00-839, Warsaw, Poland

Vodafone Business Poland sp. z o.o.	100.00	Ordinary shares

Portugal

Av. D. João II, nº 36 - 8º Piso, 1998 - 017, Parque das Nações, Lisboa, Portugal

Oni Way - Infocomunicacoes, S.A	100.00	Ordinary shares

Vodafone Enterprise Spain, S.L.U. – Portugal Branch 2	100.00	Branch

Vodafone IoT Portugal, Unipessoal Lda.	100.00	Quotas shares

Vodafone Portugal - Comunicacoes Pessoais, S.A.	100.00	Ordinary shares

Vodafone Solutions, Unipessoal LDA	100.00	Quota shares

Romania

1 A Constantin Ghercu Street, 10th Floor, 6th District, Bucharest, Romania

UPC Services S.R.L. (in liquidation)	100.00	Ordinary shares

13 Duca Voda Street, Ploiesti, Prahova County, Romania

Isys Professional SRL	100.00	Ordinary shares

18 Diligenței Steet, 1st floor, Building C1, Ploiesti, Prahova County, Romania

Evotracking SRL	100.00	Ordinary shares

201 Barbu Vacarescu Street, 5th floor, 2nd District, Bucharest, Romania

Vodafone External Services SRL	100.00	Ordinary shares

201 Barbu Vacarescu Street, Mezzanine, District 2, Bucharest, Romania

Vodafone Foundation	100.00	Sole member

201 Barbu Vacarescu, 4th floor, 2nd District, Bucharest, Romania

Vodafone Romania S.A	100.00	Ordinary shares

62 D Nordului Street, District 1, Bucharest, Romania

UPC Foundation	100.00	Sole member

Oltenitei Street no. 2, City Offices Building, 3rd Floor, Bucharest 4th District, Romania

Vodafone România Technologies SRL	85.71	Ordinary shares

Sectorul 2, Strada Barbu Văcărescu, Nr. 201, Etaj 1, Bucharest, Romania

Vodafone România M - Payments SRL	100.00	Ordinary shares

Russian Federation

Build. 2, 14/10, Chayanova str., 125047, Moscow, Russian Federation

Cable & Wireless CIS Svyaz LLC	100.00	Charter capital shares

Serbia

Vladimira Popovića 38-40, New Belgrade, 11070, Serbia

Vodafone Enterprise Equipment Limited Ogranak u Beogradu - Serbia Branch 2	100.00	Branch

Singapore

Asia Square Tower 2, 12 Marina View, #17-01, 018961, Singapore

Vodafone Enterprise Singapore Pte.Ltd	100.00	Ordinary shares

Slovakia

Karadžičova 2, mestská časť Staré mesto, Bratislava, 811 09, Slovakia

Vodafone Global Network Limited - organizačná zložka (Slovakia Branch) 2	100.00	Branch

Prievozská 6, Bratislava, 821 09, Slovakia

Company name	% of share class held by Group companies	Share class

Vodafone Czech Republic A.S. - Slovakia Branch 2	100.00	Branch

South Africa

9 Kinross Street, Germiston South, 1401, South Africa

Vodafone Holdings (SA) Proprietary Limited	100.00	Ordinary shares

Vodafone Investments (SA) Proprietary Limited	100.00	Ordinary A shares, ‘B’ Ordinary no par value shares

Irene Link Building C, Third Floor, 5 Impala Avenue, Doringkloof, Centurion, Gauteng, 0046, South Africa

10T Holdings Proprietary Limited 5	42.32	Ordinary shares

IoT.nxt (Pty) Limited 5	42.32	Ordinary shares

IoT.nxt Development (Pty) Limited 5	42.32	Ordinary shares

Knightsbridge Office Park, 33 Sloane Street, Bryanston, Sandton, Gauteng, 2191, South Africa

MAST Services Proprietary Limited 5	65.10	Ordinary shares

Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa

Infinity Services Partner Company 5	65.10	Ordinary shares

Jupicol (Proprietary) Limited 5	45.57	Ordinary shares

Mezzanine Ware Proprietary Limited 5	58.59	Ordinary shares

Motifprops 1 (Proprietary) Limited 5	65.10	Ordinary shares

Nexio (Proprietary) Limited 5	33.20	Ordinary shares

Sphinx Investment Holding Company (RF) (Proprietary) Limited 5	65.10	Ordinary shares

Vodacom (Pty) Limited 5	65.10	Ordinary shares, Ordinary A shares

Vodacom Business Africa Group (Pty) Limited 5	65.10	Ordinary shares

Vodacom Business Africa SA (Pty) Limited 5	65.10	Ordinary shares

Vodacom Financial Services (Proprietary) Limited 5	65.10	Ordinary shares

Vodacom Group Limited	65.10	Ordinary shares

Vodacom Insurance Administration Company (Proprietary) Limited 5	65.10	Ordinary shares

Vodacom Insurance Company (RF) Limited 5	65.10	Ordinary shares

Vodacom International Holdings (Pty) Limited 5	65.10	Ordinary shares

Vodacom Life Assurance Company (RF) Limited 5	65.10	Ordinary shares

Vodacom Payment Services (Proprietary) Limited 5	65.10	Ordinary shares

Vodacom Properties No 1 (Proprietary) Limited 5	65.10	Ordinary shares

Vodacom Properties No.2 (Pty) Limited 5	65.10	Ordinary shares

Wheatfields Investments 276 (Proprietary) Limited 5	65.10	Ordinary shares

XLink Communications (Proprietary) Limited 5	65.10	Ordinary A shares

Company name	% of share class held by Group companies	Share class

Spain

Antracita, 7 - 28045, Madrid, Spain

Vodafone Automotive Iberia S.L.	100.00	Ordinary shares

Avenida de América 115, 28042, Madrid, Spain

Vodafone Enterprise Spain SLU	100.00	Ordinary euro shares

Torre Norte Adif, Explanada de la Estación no 7, 29002, Málaga, Spain

Vodafone Intelligent Solutions España, S.L.U.	100.00	Ordinary shares

Vodafone IoT Spain, S.L.	100.00	Ordinary shares

Sweden

C/o Aspia AB, Kopparbergsvägen 11a, 722 13, Västerås, Sweden

Vodafone Enterprise Sweden AB	100.00	Ordinary shares, Shareholder’s contribution shares

Switzerland

C/o BDO AG, Schiffbaustrasse 2, 8005, Zurich, Switzerland

Vodafone Enterprise Switzerland AG	100.00	Ordinary shares

Taiwan

22F., No.100, Songren Road., Xinyi District, Taipei City, 11070, Taiwan

Vodafone Global Enterprise Taiwan Limited	100.00	Ordinary shares

Tanzania, United Republic of

15 Floor, Vodacom Tower, Ursino Estate, Plot No. 23, Bagamoyo Road, Dar es Salaam, United Republic of Tanzania

M-Pesa Limited 5	48.82	Ordinary A shares, Ordinary B shares

Shared Networks Tanzania Limited 5	48.82	Ordinary shares

Smile Communications Tanzania Limited 5	48.82	Ordinary shares

Vodacom Tanzania Public Limited Company 5	48.82	Ordinary shares

3rd Floor, Maktaba (Library), ComplexBibi, Titi Mohaned Road, Dar es Salaam, United Republic of Tanzania

Gateway Communications Tanzania Limited 5	64.45	Ordinary shares

Thailand

725 Metropolis Building, 20th floor, Unit 100, Sukhumvit Road, Klongton Nua Sub-district, Watthana District, Bangkok, 10110, Thailand

Vodafone Business Siam Co., Ltd.	100.00	Ordinary shares

Türkiye

Büyükdere Caddesi, No: 251, Maslak, Şişli / İstanbul, 34398, Türkiye

Vodafone Bilgi Ve Iletisim Hizmetleri AS	100.00	Registered shares

Vodafone Dagitim, Servis ve Icerik Hizmetleri A.S.	100.00	Ordinary shares

Vodafone Holding A.S.	100.00	Registered shares

Vodafone Kule ve Altyapi Hizmetleri A.S.	100.00	Ordinary shares

Company name	% of share class held by Group companies	Share class

Vodafone Mall Ve Elektronik Hizmetler Ticaret AS	100.00	Ordinary shares

Vodafone Net İletişim Hizmetleri A.S.	100.00	Ordinary shares

Vodafone Telekomunikasyon A.S	100.00	Registered shares

İTÜ Ayazağa Kampüsü, Koru Yolu, Arı Teknokent Arı 3 Binası, Maslak, İstanbul, 586553, Türkiye

Vodafone Teknoloji Hizmetleri A.S.	100.00	Registered shares

Maslak Mah. AOS 55 Sk. 42 Maslak Sit. B Blok Apt. No: 4/663 , Sarıyer Istanbul, Türkiye

Vodafone Finansman A.S.	100.00	Ordinary shares

Vodafone Elektronik Para Ve Ödeme Hizmetleri A.S.	100.00	Registered shares

Vodafone Sigorta Aracilik Hizmetleri A.S.	100.00	Ordinary shares

Maslak Mah. Büyükdere Cad. Büyükdere No: 251, Sarıyer, Istanbul , 34453, Türkiye

VOIS Turkey Akilli Çözümler Limited Şirketi	85.71	Ordinary shares

Ukraine

Bohdana Khmelnytskogo Str. 19-21, Kyiv, Ukraine

LLC Vodafone Enterprise Ukraine	100.00	Ownership percentage shares

United Arab Emirates

16-SD 129, Ground Floor, Building 16-Co Work, Dubai Internet City, United Arab Emirates

Vodacom Fintech Services FZ-LLC 5	65.10	Ordinary shares

DSO ABCN 81010, ABCN DSO HQ, Dubai Silicon Oasis, Dubai, UAE, United Arab Emirates

Sarmady Middle East FZE 5	35.82	Ordinary shares

Office 101, 1st Floor, DIC Building 1, Dubai Internet City, Dubai, United Arab Emirates

Vodafone Enterprise Europe (UK) Limited - Dubai Branch 2	100.00	Branch

Company name	% of share class held by Group companies	Share class

United Kingdom

11 Staple Inn Building, London, WC1V 7QH, United Kingdom

Vodacom Business Africa Group Services Limited 5	65.10	Ordinary shares, Preference shares

Vodacom UK Limited 5	65.10	Ordinary shares, Ordinary B shares, Non-redeemable ordinary A shares, Non-redeemable preference shares

50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ, United Kingdom

Thus Group Holdings Limited	100.00	Ordinary shares

Thus Group Limited	100.00	Ordinary shares

Vodafone (Scotland) Limited	100.00	Ordinary shares

3 More London, Riverside, London, SE12AQ, United Kingdom

IoT Nxt UK Limited 5	42.32	Ordinary shares

Quarry Corner, Dundonald, Belfast, BT16 1UD, Northern Ireland

Energis (Ireland) Limited	100.00	A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares

Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom

Apollo Submarine Cable System Limited	100.00	Ordinary shares

Cable & Wireless Aspac Holdings Limited	100.00	Ordinary shares

Cable & Wireless CIS Services Limited	100.00	Ordinary shares

Cable & Wireless Communications Data Network Services Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares

Cable & Wireless Europe Holdings Limited	100.00	Ordinary shares

Cable & Wireless Global Telecommunication Services Limited	100.00	Ordinary shares

Cable & Wireless UK Holdings Limited	100.00	Ordinary shares

Cable & Wireless Worldwide Limited	100.00	Ordinary shares

Cable and Wireless (India) Limited	100.00	Ordinary shares

Cable and Wireless Nominee Limited	100.00	Ordinary shares

Central Communications Group Limited	100.00	Ordinary shares, Ordinary A shares

Energis Communications Limited	100.00	Ordinary shares

Energis Squared Limited	100.00	Ordinary shares

London Hydraulic Power Company (The)	100.00	Ordinary shares, 5% Non-Cumulative preference shares

Company name	% of share class held by Group companies	Share class

Navtrak Ltd	100.00	Ordinary shares

Project Telecom Holdings Limited 1	100.00	Ordinary shares

Rian Mobile Limited	100.00	Ordinary shares

Talkmobile Limited	100.00	Ordinary shares

The Eastern Leasing Company Limited	100.00	Ordinary shares

Thus Limited	100.00	Ordinary shares

Vodafone 2.	100.00	Ordinary shares

Vodafone Automotive UK Limited	100.00	Ordinary shares

Vodafone Consolidated Holdings Limited	100.00	Ordinary shares

Vodafone Corporate Limited	100.00	Ordinary shares

Vodafone Corporate Secretaries Limited 1	100.00	Ordinary shares

Vodafone DC Pension Trustee Company Limited 1	100.00	Ordinary shares

Vodafone Distribution Holdings Limited	100.00	Ordinary shares

Vodafone Enterprise Corporate Secretaries Limited	100.00	Ordinary shares

Vodafone Enterprise Equipment Limited	100.00	Ordinary shares

Vodafone Enterprise Europe (UK) Limited	100.00	Ordinary shares

Vodafone Enterprise U.K.	100.00	Ordinary shares

Vodafone European Investments 1	100.00	Ordinary shares

Vodafone Finance Limited 1	100.00	Ordinary shares

Vodafone Finance Management	100.00	Ordinary shares

Vodafone Global Enterprise Limited	100.00	Ordinary shares, Deferred shares, B deferred shares

Vodafone Group (Directors) Trustee Limited 1	100.00	Ordinary shares

Vodafone Group Pension Trustee Limited 1	100.00	Ordinary shares

Vodafone Group Services Limited	100.00	Ordinary shares, Deferred shares

Vodafone Group Services No.2 Limited 1	100.00	Ordinary shares

Vodafone Group Share Trustee Limited 1	100.00	Ordinary shares

Vodafone International 2 Limited - UK Branch 2	100.00	Branch

Vodafone International Operations Limited	100.00	Ordinary shares

Vodafone Investments Limited 1	100.00	Ordinary shares, Zero coupon redeemable preference shares

Vodafone IoT UK Limited	100.00	Ordinary shares

Vodafone IP Licensing Limited 1	100.00	Ordinary shares

Vodafone Limited	100.00	Ordinary shares

Company name	% of share class held by Group companies	Share class

United Kingdom (continued)

Vodafone Mobile Network Limited	100.00	Ordinary shares

Vodafone Nominees Limited 1	100.00	Ordinary shares

Vodafone Oceania Limited	100.00	Ordinary shares

Vodafone Overseas Finance Limited	100.00	Ordinary shares

Vodafone Partner Services Limited	100.00	Ordinary shares, Redeemable preference shares

Vodafone Retail (Holdings) Limited	100.00	Ordinary shares

Vodafone Sales & Services Limited	100.00	Ordinary shares

Vodafone Shared Operations Limited 7	85.71	Ordinary shares

Vodafone Shared Services UK Limited	85.71	Ordinary shares

Vodafone UK Investments Limited 1	100.00	Ordinary shares

Vodafone UK Trading Holdings Limited	100.00	Ordinary shares

Vodafone Ventures Limited 1	100.00	Ordinary shares

Vodaphone Limited	100.00	Ordinary shares

Your Communications Group Limited	100.00	B Ordinary shares, Redeemable preference shares

United States

1209 Orange, Orange Street, Wilmington, New Castle DE 19801, United States

IoT nxt USA Inc 5	42.32	Common stock shares

1450 Broadway, Fl 11, Suite 104, New York NY 10018, United States

Cable & Wireless Americas Systems, Inc.	100.00	Common stock shares

Vodafone Americas Virginia Inc.	100.00	Common stock shares

Vodafone IoT Incorporated	100.00	Common stock shares

Vodafone US Inc.	100.00	Common stock shares

1615 Platte Street, Suite 02-115, Denver CO 80202, United States

Vodafone Americas Foundation	100.00	Trustee
Associated undertakings and joint arrangements

Company name	% of share class held by Group companies	Share class

Australia

Level 27, Tower Two, International Towers Sydney, 200 Barangaroo Avenue, Barangaroo NSW 2000, Australia

3.6 GHz Spectrum Pty Ltd	25.05	Ordinary shares

AAPT Limited	25.05	Ordinary shares

ACN 088 889 230 Pty Ltd	25.05	Ordinary shares

ACN 139 798 404 Pty Ltd	25.05	Ordinary shares

Adam Internet Holdings Pty Ltd	25.05	Ordinary shares

Adam Internet Pty Ltd	25.05	A shares, B shares, Ordinary shares

Agile Pty Ltd	25.05	Ordinary shares

AlchemyIT Pty Ltd	25.05	Ordinary shares

Chariot Pty Ltd	25.05	Ordinary shares

Chime Communications Pty Ltd	25.05	Ordinary shares

Connect West Pty Ltd	25.05	Ordinary shares

Destra Communications Pty Ltd	25.05	Ordinary shares

Digiplus Contracts Pty Ltd	25.05	Ordinary shares

Digiplus Holdings Pty Ltd	25.05	Ordinary shares

Digiplus Investments Pty Ltd	25.05	Ordinary shares

Digiplus Pty Ltd	25.05	Ordinary shares

H3GA Properties (No. 3) Pty Ltd	25.05	Ordinary shares

iiNet Labs Pty Ltd	25.05	Ordinary shares

iiNet Limited	25.05	Ordinary shares

Internode Pty Ltd	25.05	Ordinary shares, Class B shares

IntraPower Pty Ltd	25.05	Ordinary shares

Intrapower Terrestrial Pty Ltd	25.05	Ordinary shares

IP Group Pty Ltd	25.05	Ordinary shares

IP Services Xchange Pty Ltd	25.05	A shares, B shares

Kooee Communications Pty Ltd	25.05	Ordinary shares

Kooee Mobile Pty Ltd	25.05	Ordinary shares

Mercury Connect Pty Ltd	25.05	Ordinary shares, E class shares

Mobile JV Pty Limited	25.05	Ordinary shares

Mobileworld Communications Pty Limited	25.05	Ordinary shares

Mobileworld Operating Pty Ltd	25.05	Ordinary shares

Netspace Online Systems Pty Ltd	25.05	Ordinary shares

Numillar IPS Pty Ltd	25.05	Ordinary shares

Company name	% of share class held by Group companies	Share class

Australia (continued)

PIPE International (Australia) Pty Ltd	25.05	Ordinary shares

PIPE Networks Pty Limited	25.05	Ordinary shares

PIPE Transmission Pty Limited	25.05	Ordinary shares

PowerTel Limited	25.05	Ordinary shares

Request Broadband Pty Ltd	25.05	Ordinary shares

Soul Communications Pty Ltd	25.05	Ordinary shares

Soul Contracts Pty Ltd	25.05	Ordinary shares

Soul Pattinson Telecommunications Pty Ltd	25.05	Ordinary shares

SPT Telecommunications Pty Ltd	25.05	Ordinary shares

SPTCom Pty Ltd	25.05	Ordinary shares

Telecom Enterprises Australia Pty Limited	25.05	Ordinary shares

Telecom New Zealand Australia Pty Ltd	25.05	Ordinary shares, Redeemable preference shares

TPG Corporation Limited	25.05	Ordinary shares

TPG Energy Pty Ltd	25.05	Ordinary shares

TPG Finance Pty Ltd	25.05	Ordinary shares

TPG Holdings Pty Ltd	25.05	Ordinary shares

TPG Internet Pty Ltd	25.05	Ordinary shares

TPG JV Company Pty Ltd	25.05	Ordinary shares

TPG Network Pty Ltd	25.05	Ordinary shares

TPG Telecom Limited	25.05	Ordinary shares

TransACT Capital Communications Pty Ltd	25.05	Ordinary shares

TransACT Communications Pty Ltd	25.05	Ordinary shares

TransACT Victoria Communications Pty Ltd	25.05	Ordinary shares

TransACT Victoria Holdings Pty Ltd	25.05	Ordinary shares

Trusted Cloud Pty Ltd	25.05	Ordinary shares

Trusted Cloud Solutions Pty Ltd	25.05	Ordinary shares

Value Added Network Pty Ltd	25.05	Ordinary shares

Vision Network Pty Ltd	25.05	Ordinary shares

Vodafone Australia Pty Limited	25.05	Ordinary shares, Class B shares, Redeemable preference shares

Vodafone Foundation Australia Pty Limited	25.05	Ordinary shares

Vodafone Hutchison Receivables Pty Limited	25.05	Ordinary shares

Vodafone Hutchison Spectrum Pty Limited	25.05	Ordinary shares

Vodafone Network Pty Limited	25.05	Ordinary shares

Company name	% of share class held by Group companies	Share class

Vodafone Pty Limited	25.05	Ordinary shares

VtalkVoip Pty Ltd	25.05	Ordinary shares

Westnet Pty Ltd	25.05	Ordinary shares

Belgium

Space Court of Justic, Rue aux Laines 70, 1000 Brussels, Belgium

Utiq S.A	25.00	Ordinary shares

Bermuda

Clarendon House, 2 Church St, Hamilton, HM11, Bermuda

PPC 1 Limited	25.05	Ordinary shares

Czech Republic

Praha 4, Závišova 502/5, 14000, Nusle, Czech Republic

Vantage Towers s.r.o. 4	44.66	Ordinary shares

U Rajské zahrady 1912/3, Praha 3, 13000, Czech Republic

COOP Mobil s.r.o.	33.33	Ordinary shares

Egypt

23 Kasr El Nil St, Cairo, 11211, Egypt

Wataneya Telecommunications S.A.E	50.00	Ordinary shares

Ethiopia

Kirkos Sub City, Woreda 01, House No. New, Addis Ababa, Ethiopia

Safaricom M-PESA Mobile Financial Services Plc 5	18.07	Ordinary shares

Safaricom Telecommunications Ethiopia Private Limited Company 5	18.07	Ordinary shares

Germany

38 Berliner Allee, 40212, Düsseldorf, Germany

MNP Deutschland Gesellschaft bürgerlichen Rechts	33.33	Partnership share

Ferdinand-Braun-Platz 1, 40549, Düsseldorf, Germany

OXG Glasfaser Beteiligungs GmbH	50.00	Ordinary shares

OXG Glasfaser GmbH	50.00	Ordinary shares

Nobelstrasse 55, 18059, Rostock, Germany

Verwaltung Urbana Teleunion Rostock GmbH 3	50.00	Ordinary shares

Prinzenallee 11-13, 40549, Düsseldorf, Germany

Oak Holdings 1 GmbH	50.00	Ordinary shares

Oak Holdings 2 GmbH	50.00	Ordinary shares

Oak Holdings GmbH	50.00	Ordinary shares

Oak Renewables GmbH	50.00	Ordinary shares

Vantage Towers AG	44.66	Ordinary shares

Vantage Towers Erste Verwaltungsgesellschaft GmbH 4	44.66	Ordinary shares

Company name	% of share class held by Group companies	Share class

Greece

2 Adrianeiou str, Athens, 11525, Greece

Vantage Towers Single Member Societe Anonyme 4	44.66	Ordinary shares

12 Rizareiou str, Halandri, 15233, Greece

Tilegnous IKE	33.29	Ordinary shares

43-45 Valtetsiou Str., Athens, Greece

Safenet N.P,A.	24.97	Issued shares

Marathonos Ave 18 kn & Pylou, Pallini, Attica, 15351 Greece

Victus Networks S.A.	49.94	Ordinary shares

Hungary

Boldizsár utca 2, Budapest, 1112, Hungary

Vantage Towers Zártkörűen Működő, Részvénytársaság 4	44.66	Ordinary shares

India

10 th Floor, Birla Centurion, Century Mills Compound, Pandurang Budhkar Marg, Worli, Mumbai, Maharashtra, 400030, India

Vodafone Foundation 6	24.03	Ordinary shares

Vodafone Idea Next-Gen Solutions Limited 6	24.39	Ordinary shares

Vodafone Idea Shared Services Limited 6	24.39	Ordinary shares

Vodafone Idea Technology Solutions Limited 6	24.39	Ordinary shares

You Broadband India Limited 6	24.39	Equity shares

Suman Tower, Plot No. 18, Sector No. 11, Gandhinagar, 382011, Gujarat, India

Vodafone Idea Limited	24.39	Equity shares

Vodafone Idea Manpower Services Limited 6	24.10	Ordinary shares

Vodafone House, Corporate Road, Prahladnagar, Off S. G. Highway, Ahmedabad, Gujarat, 380051, India

Vodafone Idea Business Services Limited 6	24.39	Ordinary shares

Vodafone Idea Communication Systems Limited 6	24.39	Ordinary shares

Vodafone Idea Telecom Infrastructure Limited 6	24.39	Ordinary shares

Ireland

Mountainview, Leopardstown, Dublin 18, Ireland

Vantage Towers Limited 4	44.66	Ordinary shares

The Herbert Building, The Park, Carrickmines, Dublin, Ireland

Siro DAC	50.00	Ordinary shares

Siro JV Holdco Limited	50.00	Ordinary B shares

Italy

Via Gaetana Negri 1, 20123, Milano, Italy

Infrastrutture Wireless Italiane S.p.A.	16.79	Ordinary shares

Company name	% of share class held by Group companies	Share class

Kenya

6 th Floor, ABC Towers, ABC Place, Waiyaki Way, Nairobi, 00100, Kenya

M-PESA Holding Co. Limited	27.74	Ordinary equity shares

LR No. 13263 Safaricom House, PO Box 66827, 00800, Nairobi, Kenya

Safaricom PLC	27.74	Ordinary shares

Safaricom House, Waiyaki Way Westlands, Nairobi, Kenya

M-PESA Africa Limited 5	46.42	Ordinary shares

Luxembourg

15 rue Edward Steichen, Luxembourg, 2540, Luxembourg

Tomorrow Street SCA	50.00	Ordinary B shares, Ordinary C shares

Netherlands

Avenue Ceramique 300, 6221 Kx, Maastricht, Netherlands

Vodafone Antennelocaties B.V.	50.00	Ordinary shares

Vodafone Libertel B.V.	50.00	Ordinary shares

Boven Vredenburgpassage 128, 3511 WR, Utrecht, Netherlands

Amsterdamse Beheer-en Consultingmaatschappij B.V.	50.00	Ordinary shares

Esprit Telecom B.V.	50.00	Ordinary shares

Vodafone Financial Services B.V.	50.00	Ordinary shares

Vodafone Nederland Holding I B.V.	50.00	Ordinary shares

Vodafone Nederland Holding II B.V.	50.00	Ordinary shares

VodafoneZiggo Employment B.V.	50.00	Ordinary shares

VodafoneZiggo Group B.V.	50.00	Ordinary shares

VodafoneZiggo Group Holding B.V.	50.00	Ordinary shares

VZ Financing I B.V.	50.00	Ordinary shares

VZ Financing II B.V.	50.00	Ordinary shares

VZ FinCo B.V.	50.00	Ordinary shares

VZ PropCo B.V.	50.00	Ordinary shares

VZ Secured Financing B.V.	50.00	Ordinary shares

Ziggo B.V.	50.00	Ordinary shares

Ziggo Deelnemingen B.V.	50.00	Ordinary shares

Ziggo Netwerk II B.V.	50.00	Ordinary shares

Company name	% of share class held by Group companies	Share class

Ziggo Real Estate B.V.	50.00	Ordinary shares

Ziggo Services B.V.	50.00	Ordinary shares

Ziggo Services Employment B.V.	50.00	Ordinary shares

Ziggo Services Netwerk 2 B.V.	50.00	Ordinary shares

Ziggo Zakelijk Services B.V.	50.00	Ordinary shares

ZUM B.V.	50.00	Ordinary shares

Media Parkboulevard 2, 1217 WE Hilversum, Netherlands

Liberty Global Content Netherlands B.V.	50.00	Ordinary shares

Regus, 3 More London Riverside, London SE1 2RE

Global Partnership for Ethiopia B.V.	18.07	Ordinary shares

Rivium Quadrant 175, 2909 LC, Capelle aan den Ijssel, Netherlands

Central Tower Holding Company B.V. 4	44.66	Ordinary shares

Winschoterdiep 60, 9723 AB Groningen, Netherlands

Ziggo Bond Company B.V.	50.00	Ordinary shares

Ziggo Netwerk B.V.	50.00	Ordinary shares

Portugal

Av. D. João II, n° 36 - 8° Piso, 1998 - 017, Parque das Nações, Lisboa, Portugal

DABCO Portugal, Lda	80.20	Ordinary shares

Edif. Arquiparque VII, R Dr António Loureiro Borges, 7, 3.°, 1495-131 Algés, Oeiras, Portugal

Vantage Towers, S.A. 4	44.66	Ordinary shares

Rua Pedro e Inês, Lote 2.08.01, 1990-075, Parque das Naçőes, Lisboa, Portugal

Sport TV Portugal, S.A.	25.00	Nominative shares

SÍTIO Sete Rios - Praça Nuno Rodrigues dos Santos, 7, 1600-171, Lisboa, Portugal

Dual Grid – Gestão de Redes Partilhadas, S.A.	50.00	Ordinary shares

Romania

Calea Floreasca no. 169A, 3 rd floor, District 1, Bucharest, Romania

Vantage Towers S.R.L. 4	44.66	Ordinary shares

Floor 3, Module 2, Connected buildings III, Nr. 10A, Dimitrie Pompei Boulevard, Bucharest, Sector 2, Romania

Netgrid Telecom SRL	50.00	Ordinary shares

Company name	% of share class held by Group companies	Share class

Russian Federation

Building 3, 11, Promyshlennaya Street, Moscow, 115 516, Russian Federation

Autoconnex Limited	35.00	Ordinary shares

South Africa

76 Maude Street, Sandton, Johannesberg, 2196, South Africa

Waterberg Lodge (Proprietary) Limited 5	32.55	Ordinary shares

Celtis Plaza North, 1085 Schoeman Street, Hatfield, Pretoria, 0028, South Africa

Afri G I S (Pty) Ltd 5	21.16	Ordinary shares

Rigel Office Park Block A, No 446 Rigel Avenue South, Erasmu, South Africa

Canard Spatial Technologies Proprietary Limited 5	21.16	Ordinary shares

Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa

M-Pesa S.A (Proprietary) Limited 5	46.42	Ordinary shares

Spain

Calle San Severo 22, 28042, Madrid, Spain

Vantage Towers, S.L.U. 4	44.66	Ordinary shares

Tanzania, United Republic of

Plot No. 23, Ursino Estate, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of

Vodacom Trust Limited 5 (in liquidation)	48.82	Ordinary A shares, Ordinary B shares

Türkiye

Çifte Havuzlar Mah Eski Londra Asfalti Cad No: 151/1E/301, Esenler, Istanbul, Türkiye

FGS Bilgi Islem Urunler Sanayi ve Ticaret AS	50.00	Ordinary shares

Levazim Mahallesi Vadi Caddesi Zorlu Center No:2 Ic Kapi No: 347, Besiktas, Istanbul, Türkiye

Red Haven Veri Merkezi Anonim Sirketi	50.00	Ordinary A Shares, Ordinary B Shares

United Kingdom

One Kingdom Street, London, W2 6BY, United Kingdom

DABCO Limited 8	80.00	Ordinary shares, Series A - preference shares

24/25 The Shard, 32 London Bridge Street, London, SE1 9SG, United Kingdom

Digital Mobile Spectrum Limited	25.00	Ordinary shares

Floor 5, 20 Fenchurch Street, London, EC3M 3BY, United Kingdom

VodaFamily Ethiopia Holding Company Limited 5	31.47	Ordinary shares

Griffin House, 161 Hammersmith Road, London, W6 8BS, United Kingdom

Cable & Wireless Trade Mark Management Limited	50.00	Ordinary A shares, Ordinary B shares

Hive 2, 1530 Arlington Business Park, Theale, Reading, Berkshire, RG7 4SA, United Kingdom

Cornerstone Telecommunications Infrastructure Limited 5	22.33	Ordinary shares

Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom

Vodafone Hutchison (Australia) Holdings Limited	50.00	Ordinary shares

Company name	% of share class held by Group companies	Share class

United States

251 Little Falls Drive, Wilmington DE 19808, United States

PPC 1 (US) Inc.	25.05	Ordinary shares

Ziggo Financing Partnership	50.00	Partnership interest
Notes:

1.	Directly held by Vodafone Group Plc.

2.	Branches.

3.	Shareholding is indirect through Vodafone Deutschland GmbH.

4.	Shareholding is indirect through Vantage Towers A.G.

5.	Shareholding is indirect through Vodacom Group Limited. The indirect shareholding is calculated using the 65.10% ownership interest in Vodacom Group Limited.

6.	Includes the indirect interest held through Vodafone Idea Limited.

7.	Accenture Holdings B.V. holds 20% of the total voting rights in Vodafone Shared Operations Limited.

8.	SC DABCO Management LLC has joint control rights over DABCo Limited.

Schedule of selected financial data

	Vodacom Group Limited

	2025 €m	2024 € m

Summary comprehensive income information

Revenue	7,791	7,420

Profit for the financial year	1,058	920

Other comprehensive expense	(121)	217

Total comprehensive income	937	1,137

Other financial information

Profit for the financial year allocated to non-controlling interests	422	368

Dividends paid to non-controlling interests	249	260

Summary financial position information

Non-current assets	8,002	7,517

Current assets	3,808	3,437

Total assets	11,810	10,954

Non-current liabilities	(3,535)	(3,198)

Current liabilities	(3,802)	(3,446)

Total assets less total liabilities	4,473	4,310

Equity shareholders’ funds	3,353	3,275

Non-controlling interests	1,120	1,035

Total equity	4,473	4,310

Statement of cash flows

Net cash inflow from operating activities	2,573	2,285

Net cash outflow from investing activities	(1,101)	(943)

Net cash outflow from financing activities	(1,328)	(1,276)

Net cash inflow/(outflow)	144	66

Cash and cash equivalents brought forward	1,052	1,075

Exchange loss on cash and cash equivalents	(8)	(89)

Cash and cash equivalents	1,188	1,052